Distribution Date:	01/17/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Servicer Revision - January 2025
Revising the ASER amount to zero.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
			Steve Luther		Steve.Luther@mountstreet.com;
Current Mortgage Loan and Property Stratification	10-14				Special.servicing@mountstreet.com
Mortgage Loan Detail (Part 1)	15-16		2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 2)	17-18	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24-25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	1,082,157.22	1,082,157.22	2,774.83	0.00	0.00	1,084,932.05	0.00	0.00%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	159,052,960.15	762,938.84	0.00	0.00	159,815,898.99	115,221,039.85	69.35%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	52.25%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	41.82%	18.13%
C	61764XBP9	4.091015%	53,364,000.00	53,364,000.00	0.00	181,927.42	0.00	0.00	181,927.42	53,364,000.00	27.62%	12.00%
D	61764XAN5	4.091015%	41,384,000.00	41,384,000.00	0.00	141,085.46	0.00	0.00	141,085.46	41,384,000.00	16.61%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	33,063.30	0.00	0.00	33,063.30	19,604,000.00	11.40%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	0.00	0.00	0.00	0.00	8,712,000.00	9.08%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	5.89%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,139,227.76	0.00	0.00	0.00	0.00	0.00	22,139,227.76	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	31,669.08	0.00	0.00	31,669.08	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	49,533.69	0.00	0.00	49,533.69	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	566,000,384.98	160,135,117.37	1,524,458.60	0.00	0.00	161,659,575.97	405,865,267.61

X-A	61764XBK0	0.694437%	674,129,000.00	339,611,157.22	0.00	196,532.10	0.00	0.00	196,532.10	179,476,039.85
X-B	61764XAA3	0.237015%	39,206,000.00	39,206,000.00	0.00	7,743.66	0.00	0.00	7,743.66	39,206,000.00
X-E	61764XAG0	1.079015%	19,604,000.00	19,604,000.00	0.00	17,627.50	0.00	0.00	17,627.50	19,604,000.00
X-FG	61764XAJ4	1.079015%	20,692,000.00	20,692,000.00	0.00	18,605.81	0.00	0.00	18,605.81	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.079015%	22,870,589.00	22,139,227.76	0.00	19,907.12	0.00	0.00	19,907.12	22,139,227.76
Notional SubTotal			776,501,589.00	441,252,384.98	0.00	260,416.19	0.00	0.00	260,416.19	281,117,267.61

Deal Distribution Total					160,135,117.37	1,784,874.79	0.00	0.00	161,919,992.16

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764XBH7	5.27881571	5.27881571	0.01353576	0.00000000	0.00000000	0.00000000	0.00000000	5.29235146	0.00000000
A-4	61764XBJ3	1,000.00000000	579.90535067	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	582.68701733	420.09464933
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.40917885	0.00000000	0.00000000	0.00000000	0.00000000	3.40917885	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	3.40917891	0.00000000	0.00000000	0.00000000	0.00000000	3.40917891	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	1.68655887	0.82344113	0.82344113	0.00000000	0.00000000	1.68655887	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	0.00000000	2.51000000	7.21295340	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	27.48206511	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	968.02175755	0.00000000	0.00000000	2.42973454	120.70000602	0.00000000	0.00000000	0.00000000	968.02175755
555-A	61764XBA2	1,000.00000000	0.00000000	2.70675897	0.00000000	0.00029915	0.00000000	0.00000000	2.70675897	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.70675902	0.00000000	0.00033716	0.00000000	0.00000000	2.70675902	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	503.77770014	0.00000000	0.29153485	0.00000000	0.00000000	0.00000000	0.00000000	0.29153485	266.23396983
X-B	61764XAA3	1,000.00000000	0.00000000	0.19751212	0.00000000	0.00000000	0.00000000	0.00000000	0.19751212	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	0.89917874	0.00000000	0.00000000	0.00000000	0.00000000	0.89917874	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.89917891	0.00000000	0.00000000	0.00000000	0.00000000	0.89917891	1,000.00000000
X-H	61690RBQ9	968.02175755	0.00000000	0.87042446	0.00000000	0.00000000	0.00000000	0.00000000	0.87042446	968.02175755

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/24 - 12/30/24	30	0.00	2,774.83	0.00	2,774.83	0.00	0.00	0.00	2,774.83	0.00
A-4	12/01/24 - 12/30/24	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	12/01/24 - 12/30/24	30	0.00	196,532.10	0.00	196,532.10	0.00	0.00	0.00	196,532.10	0.00
X-B	12/01/24 - 12/30/24	30	0.00	7,743.66	0.00	7,743.66	0.00	0.00	0.00	7,743.66	0.00
X-E	12/01/24 - 12/30/24	30	0.00	17,627.50	0.00	17,627.50	0.00	0.00	0.00	17,627.50	0.00
X-FG	12/01/24 - 12/30/24	30	0.00	18,605.81	0.00	18,605.81	0.00	0.00	0.00	18,605.81	0.00
X-H	12/01/24 - 12/30/24	30	0.00	19,907.12	0.00	19,907.12	0.00	0.00	0.00	19,907.12	0.00
A-S	12/01/24 - 12/30/24	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	12/01/24 - 12/30/24	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	12/01/24 - 12/30/24	30	0.00	181,927.42	0.00	181,927.42	0.00	0.00	0.00	181,927.42	0.00
D	12/01/24 - 12/30/24	30	0.00	141,085.46	0.00	141,085.46	0.00	0.00	0.00	141,085.46	0.00
E	12/01/24 - 12/30/24	30	0.00	49,206.04	0.00	49,206.04	16,142.74	0.00	0.00	33,063.30	16,142.74
F	12/01/24 - 12/30/24	30	40,972.13	21,867.12	0.00	21,867.12	21,867.12	0.00	0.00	0.00	62,839.25
G	12/01/24 - 12/30/24	30	299,165.34	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	329,235.14
H	12/01/24 - 12/30/24	30	2,704,910.77	55,569.46	0.00	55,569.46	55,569.46	0.00	0.00	0.00	2,760,480.23
555-A	12/01/24 - 12/31/24	31	3.50	31,669.08	0.00	31,669.08	0.00	0.00	0.00	31,669.08	3.50
555-B	12/01/24 - 12/31/24	31	6.17	49,533.69	0.00	49,533.69	0.00	0.00	0.00	49,533.69	6.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,045,057.91	1,908,523.91	0.00	1,908,523.91	123,649.12	0.00	0.00	1,784,874.79	3,168,707.03

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38		0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60		0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.091015%	53,364,000.00	53,364,000.00	0.00	181,927.42		0.00	0.00	181,927.42	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	503,393.40		0.00	0.00	503,393.40	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 6 of 30

		Additional Information

	Total Available Distribution Amount (1)	161,919,992.16
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	11
	Aggregate Unpaid Principal Balance	211,275,595.72
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,979,687.72	Master Servicing Fee	9,398.08
Interest Reductions due to Nonrecoverability Determination	(98,179.88)	Certificate Administrator Fee	2,123.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	243.69
ARD Interest	0.00	Trust Advisor Fee	623.10
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,881,507.84	Total Fees	12,388.03

Principal		Expenses/Reimbursements
Scheduled Principal	154,223,479.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,911,638.17	Special Servicing Fees (Monthly)	22,727.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,838.00
Total Principal Collected	160,135,117.37	Total Expenses/Reimbursements	26,565.51

		Interest Reserve Deposit	57,679.52

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,784,874.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	160,135,117.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	161,919,992.16
Total Funds Collected	162,016,625.21	Total Funds Distributed	162,016,625.22

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	536,000,384.98	536,000,384.98	Beginning Certificate Balance	566,000,384.98
(-) Scheduled Principal Collections	154,223,479.20	154,223,479.20	(-) Principal Distributions	160,135,117.37
(-) Unscheduled Principal Collections	5,911,638.17	5,911,638.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	375,865,267.61	375,865,267.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	538,184,097.60	538,184,097.60	Ending Certificate Balance	405,865,267.61
Ending Actual Collateral Balance	378,101,001.96	378,101,001.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP
10,000,000 or less	19	89,934,014.85	23.93%	2	4.2036	1.882202	1.30 or less	8	76,402,472.52	20.33%	1	4.0933	0.935180
10,000,001 to 20,000,000	4	65,769,645.74	17.50%	36	4.3940	1.979096	1.31 to 1.40	2	66,979,445.46	17.82%	(2)	3.2845	1.398958
20,000,001 to 30,000,000	4	106,496,586.85	28.33%	1	4.1204	1.982779	1.41 to 1.50	1	21,864,806.61	5.82%	(1)	4.4500	1.430000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	40,733,479.68	10.84%	1	4.3784	1.540000
40,000,001 to 50,000,000	1	40,733,479.68	10.84%	1	4.3784	1.540000	1.61 to 1.70	1	2,395,860.01	0.64%	60	5.1500	1.610000
50,000,001 to 60,000,000	1	60,000,000.00	15.96%	(2)	3.1663	1.400000	1.71 to 1.80	1	4,823,287.12	1.28%	1	4.5000	1.760000
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	4	25,066,022.48	6.67%	1	4.3889	1.877527
Totals	31	375,865,267.61	100.00%	7	4.0717	1.798788	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.10	1	6,130,000.00	1.63%	1	4.1200	2.030000
							2.11 to 2.30	3	15,791,006.49	4.20%	1	4.1874	2.216802
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	2	31,408,859.29	8.36%	1	4.4306	2.557682
							2.61 to 2.70	1	29,375,000.00	7.82%	2	3.8525	2.629620
							2.71 to 4.80	4	41,963,487.46	11.16%	55	4.2425	3.187118
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	31	375,865,267.61	100.00%	7	4.0717	1.798788
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP
							Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP
Alabama	1	21,864,806.61	5.82%	(1)	4.4500	1.430000
							Industrial	3	11,274,195.98	3.00%	1	4.0902	3.019954
Arizona	2	2,173,446.26	0.58%	120	4.4500	2.820000
							Lodging	7	58,361,507.01	15.53%	1	4.3379	2.473283
California	3	73,453,287.12	19.54%	2	3.9173	2.522476
							Mixed Use	2	13,033,214.45	3.47%	1	4.3464	1.060214
Florida	4	23,750,645.74	6.32%	11	4.1648	3.046525
							Mobile Home Park	2	6,595,653.81	1.75%	1	4.1100	2.260000
Kansas	1	4,525,775.78	1.20%	1	4.4500	2.570000
							Multi-Family	3	46,712,313.56	12.43%	1	4.3731	1.471456
Maryland	2	6,595,653.81	1.75%	1	4.1100	2.260000
							Office	2	81,864,806.61	21.78%	(2)	3.5092	1.408013
Michigan	3	22,872,036.34	6.09%	1	4.4262	2.090896
							Retail	9	107,462,904.96	28.59%	3	4.0212	2.082883
Minnesota	1	1,994,247.19	0.53%	1	4.0900	1.870000
							Self Storage	11	19,097,769.12	5.08%	120	4.4500	2.820000
Missouri	1	1,483,337.28	0.39%	120	4.4500	2.820000
							Totals	41	375,865,267.61	100.00%	7	4.0717	1.798788
New Jersey	1	6,442,914.42	1.71%	1	4.2000	1.260000

New York	5	30,355,704.07	8.08%	15	4.1698	1.400011

North Carolina	3	48,982,090.80	13.03%	4	4.3691	1.551792

North Dakota	1	2,062,393.96	0.55%	120	4.4500	2.820000

Ohio	1	1,881,417.78	0.50%	0	4.5260	1.820000

Oregon	1	3,560,092.88	0.95%	1	4.1400	2.290000

Pennsylvania	1	1,705,441.26	0.45%	120	4.4500	2.820000

Rhode Island	1	2,728,705.89	0.73%	120	4.4500	2.820000

Texas	3	7,922,939.06	2.11%	18	4.5849	2.230868

Utah	1	8,132,253.35	2.16%	1	4.4500	2.570000

Washington	1	2,189,310.34	0.58%	120	4.4500	2.820000

Washington, DC	1	60,000,000.00	15.96%	(2)	3.1663	1.400000

West Virginia	1	9,725,865.56	2.59%	0	4.4000	0.640000

Totals	41	375,865,267.61	100.00%	7	4.0717	1.798788

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP
	3.500% or less	2	65,935,593.86	17.54%	(2)	3.1937	1.697070	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	5	68,247,116.93	18.16%	2	3.8523	2.025268	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	20	224,473,738.54	59.72%	11	4.3650	1.781632	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	1	1,881,417.78	0.50%	0	4.5260	1.820000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	2,395,860.01	0.64%	60	5.1500	1.610000	49 months or greater	29	362,933,727.12	96.56%	7	4.0618	1.811149
	Totals	31	375,865,267.61	100.00%	7	4.0717	1.798788	Totals	31	375,865,267.61	100.00%	7	4.0717	1.798788
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP
	60 months or less	28	343,835,958.00	91.48%	1	4.0403	1.755115	Interest Only	6	128,630,000.00	34.22%	0	3.5452	1.667051
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	215,205,958.00	57.26%	1	4.3362	1.807751
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	356,767,498.49	94.92%	1	4.0515	1.744122	Totals	30	356,767,498.49	94.92%	1	4.0515	1.744122
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,931,540.49	3.44%	1	4.3500	NAP	300 months or less	1	19,097,769.12	5.08%	120	4.4500	2.820000
Underwriter's Information		2	47,906,361.62	12.75%	2	4.0836	2.340572	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	238,555,845.96	63.47%	10	4.0511	1.892183	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	8	66,745,653.98	17.76%	1	4.0350	1.312192	Totals	1	19,097,769.12	5.08%	120	4.4500	2.820000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	1	9,725,865.56	2.59%	0	4.4000	0.640000
	Totals	31	375,865,267.61	100.00%	7	4.0717	1.798788
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	16,643.93	4,295,208.13	0.00	N/A	01/06/25	--	4,295,208.13	0.00	01/01/25
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	17,375.35	4,692,517.57	0.00	N/A	01/01/25	--	4,692,517.57	0.00	01/01/25
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	15,032.21	10,056.72	0.00	N/A	02/01/25	--	4,107,472.82	4,097,416.10	01/01/25
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	12,739.87	13,504.41	0.00	N/A	02/01/25	--	3,573,597.29	3,560,092.88	01/01/25
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	14,326.89	3,824,753.70	0.00	N/A	01/01/25	--	3,824,753.70	0.00	01/01/25
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	13,230.67	3,340,141.99	0.00	N/A	01/01/25	--	3,340,141.99	0.00	01/01/25
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	9,381.43	4,711.03	0.00	N/A	02/01/25	--	2,663,706.92	2,658,995.89	01/01/25
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	9,597.81	2,592,057.47	0.00	N/A	01/01/25	--	2,592,057.47	0.00	01/01/25
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	10,647.98	5,186.78	0.00	N/A	01/01/30	--	2,401,046.79	2,395,860.01	01/01/25
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.526%	7,350.02	4,466.36	0.00	N/A	01/06/25	--	1,885,884.14	1,881,417.78	12/06/24
63	10096373	1	RT	Northfield	MN	Actual/360	4.090%	7,036.07	3,533.27	0.00	N/A	02/01/25	--	1,997,780.46	1,994,247.19	01/01/25
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	12/01/24
1A	10096412	1				Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	12/01/24
1B	10096413	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	12/01/24
1C	10096414	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	12/01/24
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	163,593.89	0.00	0.00	N/A	11/04/24	11/04/27	60,000,000.00	60,000,000.00	12/04/24
4	10096314	1	LO	Various	Various	Actual/360	4.450%	99,414.13	61,740.62	0.00	N/A	02/01/25	--	25,943,520.86	25,881,780.24	01/01/25
4A	10250511	1				Actual/360	4.450%	71,180.54	44,206.31	0.00	N/A	02/01/25	--	18,575,567.93	18,531,361.62	01/01/25
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	177,216.67	49,000,000.00	0.00	N/A	01/01/25	--	49,000,000.00	0.00	01/01/25
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	153,801.06	59,346.69	0.00	N/A	02/01/25	--	40,792,826.37	40,733,479.68	01/01/25
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	131,577.78	38,200,000.00	0.00	N/A	01/01/25	--	38,200,000.00	0.00	01/01/25
8	10096318	1	SS	Various	Various	Actual/360	4.450%	73,647.70	121,637.92	0.00	N/A	01/01/35	--	19,219,407.04	19,097,769.12	01/01/25
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	83,925.41	36,715.23	0.00	N/A	12/06/24	--	21,901,521.84	21,864,806.61	11/06/24
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	0.00	0.00	0.00	N/A	02/01/25	--	16,957,507.45	16,957,507.45	08/01/20
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	43,436.79	26,485.78	0.00	N/A	02/06/25	--	11,209,493.33	11,183,007.55	01/06/25
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	40,194.94	11,698,744.79	0.00	N/A	01/01/25	--	11,698,744.79	0.00	01/01/25
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	0.00	0.00	0.00	N/A	01/01/25	--	9,725,865.56	9,725,865.56	10/01/20
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	30,348.56	25,047.48	0.00	N/A	02/01/25	--	8,101,951.18	8,076,903.70	01/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	30,600.93	8,076,492.72	0.00	N/A	01/01/25	--	8,076,492.72	0.00	01/01/25
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	23,021.81	22,367.36	0.00	N/A	02/01/25	--	6,076,136.35	6,053,768.99	01/01/25
31	10096341	1	MH	Various	MD	Actual/360	4.110%	23,401.55	16,510.19	0.00	N/A	02/01/25	--	6,612,164.00	6,595,653.81	01/01/25
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	25,897.70	14,681.76	0.00	N/A	02/01/25	--	6,994,127.22	6,979,445.46	12/01/24
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	24,079.14	6,587,250.27	0.00	N/A	01/01/25	--	6,587,250.27	0.00	01/01/25
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	19,127.68	22,439.51	0.00	N/A	02/01/25	--	5,769,556.44	5,747,116.93	01/01/25
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	23,355.36	14,787.98	0.00	N/A	02/01/25	--	6,457,702.40	6,442,914.42	01/01/25
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	17,784.34	16,215.91	0.00	N/A	02/01/25	--	5,951,809.77	5,935,593.86	01/01/25
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	22,605.21	5,925,780.80	0.00	N/A	02/01/25	--	5,925,780.80	0.00	01/01/25
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	20,955.82	13,718.07	0.00	N/A	02/06/25	--	5,648,977.87	5,635,259.80	01/06/25
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	25,356.71	6,700,000.00	0.00	N/A	01/01/25	--	6,700,000.00	0.00	01/01/25
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	20,699.35	11,620.15	0.00	N/A	01/06/25	--	5,538,699.20	5,527,079.05	12/06/24
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	21,747.88	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	12/01/24
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	18,925.31	4,944,381.40	0.00	N/A	01/01/25	--	4,944,381.40	0.00	01/01/25
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	18,538.30	4,929,216.65	0.00	N/A	01/01/25	--	4,929,216.65	0.00	01/01/25
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	18,225.48	10,896.51	0.00	N/A	02/06/25	--	4,865,533.30	4,854,636.79	01/06/25
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	18,725.66	9,142.03	0.00	N/A	02/01/25	--	4,832,429.15	4,823,287.12	01/01/25
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	17,623.57	4,759,553.81	0.00	N/A	01/01/25	--	4,759,553.81	0.00	01/01/25
Totals								1,799,710.90	160,135,117.37	0.00				536,000,384.98	375,865,267.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	7,807,549.60	01/01/23	12/31/23	01/11/23	16,262,009.00	0.00	97,149.77	97,149.77	0.00	0.00
1A	1	0.00	7,807,549.60	01/01/23	12/31/23	01/11/23	16,262,009.00	0.00	97,149.77	97,149.77	0.00	0.00
1B	1	0.00	7,807,549.60	01/01/23	12/31/23	02/11/22	1,875,000.00	0.00	6,201.04	6,201.04	0.00	0.00
1C	1	0.00	7,807,549.60	01/01/23	12/31/23	02/11/22	1,875,000.00	0.00	6,201.04	6,201.04	0.00	0.00
2	1	16,455,759.00	6,887,586.37	01/01/24	06/30/24	--	0.00	0.00	162,335.81	162,335.81	0.00	0.00
4	1	6,445,431.56	5,844,628.51	10/01/23	09/30/24	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
4A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,856,424.51	2,681,303.13	01/01/24	09/30/24	01/11/21	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,801,217.77	3,086,853.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	34,396.16	0.00
7	1	4,093,371.00	2,237,796.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,329,109.72	5,050,193.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,301,968.73	1,166,262.30	01/01/24	06/30/24	--	0.00	0.00	119,387.42	238,983.95	0.00	0.00
12	1	0.00	409,868.22	01/01/23	06/30/23	06/12/23	9,536,213.55	1,356,016.05	(897.31)	2,874,556.54	587,499.72	0.00
16	1	1,409,746.18	2,587,498.35	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	192,890.88	1,110,341.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	862,008.00	578,976.00	07/01/19	06/30/20	06/12/23	7,111,896.00	640,295.93	(347.15)	1,449,011.42	268,807.63	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,371,289.12	1,164,280.25	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	980,780.58	317,428.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,025,783.56	546,449.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,078,339.66	576,982.13	01/01/24	09/30/24	--	0.00	0.00	40,176.85	40,176.85	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,762,099.09	1,407,810.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	368.91	0.00
36	1	605,859.26	475,507.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,092,574.20	2,238,853.32	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	919,656.40	709,673.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	901,868.82	958,143.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	500,955.17	385,774.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	1	1,037,020.76	787,602.16	01/01/23	09/30/23	--	0.00	0.00	32,024.51	32,024.51	0.00	0.00
43	1	549,191.17	393,750.00	01/01/24	09/30/24	--	0.00	0.00	21,685.32	21,685.32	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	841,247.79	853,031.06	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	610,952.85	473,199.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	484,300.69	371,853.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	176,656.91	154,611.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	755,294.20	584,522.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	452,108.00	460,044.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	333,231.67	247,434.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	319,999.92	320,000.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	341,941.00	246,921.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	258,797.95	276,791.14	01/01/23	12/31/23	--	0.00	0.00	11,732.18	11,732.18	2,360.84	0.00
63	1	286,016.73	118,364.53	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		64,433,892.85	76,940,533.84				52,922,127.55	1,996,311.98	592,799.25	5,037,208.20	893,433.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
39	10096349	1	5,911,638.17	Payoff Prior to Maturity	0.00	0.00
Totals			5,911,638.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	0	0.00	0	0.00	1	16,957,507.45	2	16,957,507.45	1	9,725,865.56	0	0.00	0	0.00	1	5,911,638.17	4.071738%	4.046719%	7
12/17/24	0	0.00	0	0.00	2	26,683,373.01	2	65,957,507.45	1	9,725,865.56	0	0.00	0	0.00	4	30,436,838.72	4.111941%	4.084649%	6
11/18/24	0	0.00	0	0.00	2	26,716,696.11	2	65,990,830.55	1	9,725,865.56	0	0.00	0	0.00	3	26,790,317.62	4.124445%	4.096840%	6
10/18/24	0	0.00	0	0.00	2	26,747,924.01	2	66,022,058.45	1	9,725,865.56	0	0.00	0	0.00	2	11,502,320.43	4.141586%	4.114855%	7
09/17/24	0	0.00	0	0.00	2	26,781,021.97	2	66,055,156.41	1	9,725,865.56	0	0.00	0	0.00	2	12,295,647.95	4.145457%	4.118898%	8
08/16/24	0	0.00	0	0.00	2	26,812,018.06	2	66,086,152.50	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.147806%	4.120726%	9
07/17/24	0	0.00	0	0.00	2	26,842,902.45	2	66,117,036.89	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148067%	4.120985%	10
06/17/24	0	0.00	0	0.00	2	26,875,669.15	2	66,149,803.59	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148339%	4.121257%	11
05/17/24	0	0.00	0	0.00	2	26,906,324.17	2	66,180,458.61	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148596%	4.121512%	12
04/17/24	0	0.00	0	0.00	2	26,938,869.67	2	66,213,004.11	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.148865%	4.121780%	13
03/15/24	0	0.00	4	62,500,000.00	2	26,969,296.94	2	66,243,431.38	1	9,725,865.56	4	62,500,000.00	0	0.00	0	0.00	4.149119%	4.122032%	14
02/16/24	4	62,500,000.00	0	0.00	2	27,003,631.51	2	66,277,765.95	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.149398%	4.122310%	15
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	12/01/24	0	B	97,149.77	97,149.77	0.00	29,375,000.00	07/16/20	1
1A	10096412	12/01/24	0	B	97,149.77	97,149.77	0.00	29,375,000.00	07/16/20	1
1B	10096413	12/01/24	0	B	6,201.04	6,201.04	0.00	1,875,000.00	07/16/20	1
1C	10096414	12/01/24	0	B	6,201.04	6,201.04	0.00	1,875,000.00	07/06/20	1
2	10096312	12/04/24	0	B	162,335.81	162,335.81	0.00	60,000,000.00	11/01/24	1
10	10096320	11/06/24	1	5	119,387.42	238,983.95	0.00	21,940,798.68	12/12/24	13
12	10096322	08/01/20	52	3	(897.31)	2,874,556.54	610,884.15	18,340,349.16	10/22/20	2		03/31/22
18	10096328	10/01/20	50	5	(347.15)	1,449,011.42	581,039.01	10,471,997.86	10/13/20	7			05/12/21
32	10096342	12/01/24	0	A	40,176.85	40,176.85	0.00	6,994,127.22
42	10096352	12/06/24	0	5	32,024.51	32,024.51	0.00	5,538,699.20
43	10096353	12/01/24	0	B	21,685.32	21,685.32	0.00	6,130,000.00	12/16/24	13
62	10096372	12/06/24	0	5	11,732.18	11,732.18	2,360.84	1,885,884.14
Totals					592,799.25	5,037,208.20	1,194,284.00	193,801,856.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		38,999,169	0	29,273,303			9,725,866
0 - 6 Months		192,872,469	175,914,962		0		16,957,507
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		122,500,000	122,500,000		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		2,395,860	2,395,860		0		0
> 60 Months		19,097,769	19,097,769		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Jan-25	375,865,268	327,317,088	21,864,807	0		0	26,683,373
Dec-24	536,000,385	427,415,490	21,901,522	60,000,000		0	26,683,373
Nov-24	590,177,989	503,461,293	0	60,000,000		0	26,716,696
Oct-24	672,615,413	645,867,489	0	0		0	26,747,924
Sep-24	685,212,145	658,431,123	0	0		0	26,781,022
Aug-24	698,564,936	671,752,918	0	0		0	26,812,018
Jul-24	699,618,122	672,775,219	0	0		0	26,842,902
Jun-24	700,724,143	673,848,474	0	0		0	26,875,669
May-24	701,769,245	674,862,921	0	0		0	26,906,324
Apr-24	702,867,471	675,928,602	0	0	17,213,004		9,725,866
Mar-24	703,904,549	614,435,252	0	62,500,000	17,243,431		9,725,866
Feb-24	705,052,345	615,548,713	62,500,000	0	17,277,766		9,725,866
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	57,400,000.00	06/26/23	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	57,400,000.00	06/26/23	5,994,427.68	1.23000	12/31/23	03/01/25	I/O
2	10096312	60,000,000.00	60,000,000.00	309,000,000.00	09/05/14	6,704,958.37	1.40000	06/30/24	11/04/24	I/O
10	10096320	21,864,806.61	21,940,798.68	32,400,000.00	10/01/14	1,033,108.65	1.43000	06/30/24	12/06/24	240
12	10096322	16,957,507.45	18,340,349.16	10,100,000.00	03/01/23	316,847.72	0.57000	06/30/23	02/01/25	240
18	10096328	9,725,865.56	10,471,997.86	6,000,000.00	04/10/24	445,494.00	0.64000	06/30/20	01/01/25	239
43	10096353	6,130,000.00	6,130,000.00	9,150,000.00	11/10/14	391,360.50	2.03000	09/30/24	02/01/25	I/O
51	10096361	4,097,416.10	4,097,416.10	6,900,000.00	09/05/14	143,239.88	0.63000	09/30/24	02/01/25	240
Totals		181,275,595.72	183,480,561.80	603,150,000.00		40,183,646.16

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1A	10096412	Various	Various	07/16/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1B	10096413	Various	Various	07/16/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1C	10096414	Various	Various	07/06/20	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

2	10096312	OF	DC	11/01/24	1
"	11/5/2024	Loan was transferred to SS on 11/1/24.
"

10	10096320	OF	AL	12/12/24	13
"	1/13/2025	01.01.2025: The loan transferred to Special Servicing effective 12/12/2024, due to maturity default on 12/06/2024. The loan is secured by two office buildings (#1800 and #1900) located in Birmingham, AL, comprising a total of
211, 142 square feet. The1800 International Park property has an occupancy rate of 80.5% and the 1900 International Park property has an occupancy rate of 87%. The blended occupancy rate for both properties is 82.5%. Special Servicer is reviewing the file and initiated discussions with the Borrower, who has a pipeline of prospective tenants that would further boost occupancy if secured. Borrower has worked towards securing refinancing, but has as of now not been successful.
Special Servicer is in the process o f puttinga Pre-Negotiation Agreement in place with the Borrower, before advancing negotiations which will be used to determine the best resolution strategy for the loan.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10096322	RT	NY	10/22/20	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18	10096328	LO	WV	10/13/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

43	10096353	RT	CA	12/16/24	13
"	1/13/2025	01.01.2025: The loan transferred to Special Servicing effective 12/13/2024, due to imminent default with upcoming maturity on 2/1/2025. The loan is secured by a single-tenant Walgreens (15,930 square feet), located in Orland,
CA. Special Servicer isreviewing the file and initiating discussions with the Borrower to determine the best resolution strategy for the loan."

51	10096361	MF	NY	01/03/25	13
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
		Balance		Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10096315	1	0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
5	10096315	1	0.00	4.20000%	0.00	4.20000%	8	07/11/22	02/18/22	02/18/22
36	10096346	1	0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
36	10096346	1	0.00	4.20000%	0.00	4.20000%	8	08/17/22	02/26/21	03/01/20
37	10096347	1	0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1	0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47	8.15%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	07/17/23	0.00	0.00	733,553.47	0.00	0.00	334.49	0.00	0.00	731,361.38
		05/17/23	0.00	0.00	733,218.98	0.00	0.00	29,675.92	0.00	0.00
		03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	733,553.47	0.00	2,192.09	731,361.38	0.00	0.00	731,361.38

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,323.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	6,323.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	403.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	403.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	2,889.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,650.57	0.00	0.00	0.00	0.00	61,329.65	0.00	0.00	0.00	0.00
18	0.00	0.00	2,093.76	0.00	0.00	0.00	0.00	36,850.22	0.00	0.00	3,838.00	0.00
43	0.00	0.00	638.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,727.51	0.00	0.00	0.00	0.00	98,179.88	0.00	0.00	3,838.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		124,745.39

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30